Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives
Category	Estimated useful lives
Electronic equipment	3 - 5 years
Office equipment	3 - 5 years
Motor vehicle	5 years
Testing equipment	3 – 5 years
Leasehold improvement	Shorter of the remaining lease terms or estimated useful lives

Schedule of Amortized Intangible Assets
Category	Estimated useful lives
Software	10 years
Trademark	10 years

Schedule of Disaggregation of Revenue

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025	%	2024	%	2023	%
Online Promotion revenue	$3,099,321	11.1%	$3,587,564	17.8%	$4,512,432	22.8%
Premium business solutions revenue	12,519,123	45.0%	13,916,977	68.8%	11,884,095	60.0%
Value-Added Services revenue	475,496	1.7%	1,498,683	7.4%	2,150,566	10.9%
Shared office rental and management revenue	910,317	3.3%	1,212,500	6.0%	1,253,781	6.3%
Digital marketing revenue	10,837,350	38.9%	-	-	-	-
Total	$27,841,607	100.0%	$20,215,724	100.0%	$19,800,874	100%

Schedule of Currency Exchange Rates Consolidated Financial Statements	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of June 30,
	2025	2024
Balance sheet items, except for equity accounts	7.1636	7.2672

	For the Years Ended June 30,
	2025	2024	2023
Items in the statements of operations and comprehensive loss, and statements of cash flows	7.2143	7.2248	6.9526